As filed with the Securities and Exchange Commission on April 16, 1998

                                                             File No. 33-52784
                                                             File No. 811-7244


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  ------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 13                                         X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 14                                                        X

                                 REMBRANDT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               One Exchange Place
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


Registrant's Telephone Number, including Area Code:  (617) 573-1556


Name and Address of Agent for Service:       Copies to:
Julie A. Tedesco, Esq.                       Richard W. Grant, Esq.
First Data Investor Services Group, Inc.     Morgan, Lewis & Bockius LLP
One Exchange Place                           2000 One Logan Square
Boston, Massachusetts  02109                 Philadelphia, Pennsylvania  19103

                                             John H. Grady, Esq.
                                             Morgan, Lewis & Bockius LLP
                                             1800 M Street, N.W.
                                             Washington, D.C.  20036

It is proposed that this filing will become  effective  (check  appropriate box)

     immediately upon filing pursuant to paragraph (b) on [date] pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)
     on [date] pursuant to paragraph (a); or
  X  75 days after filing pursuant to paragraph (a) of Rule 485
---------








                                 REMBRANDT FUNDS

                                    FORM N-1A

                              CROSS REFERENCE SHEET

Part A
Item No.                                                                                Prospectus Caption

Item 1.  Cover Page                                                                     Cover Page

Item 2.  Synopsis                                                                       Fund Highlights

Item 3.  Condensed Financial Information                                                [                     ]

Item 4.  General Description of Registrant                                              Fund Highlight

                                                                                        General Information--
                                                                                        The Trust; Investment
                                                                                        Objective and Policies;
                                                                                        Certain Risk Factors;
                                                                                        Investment Limitations

Item 5.  Management of the Trust
                                                                                        General Information--
                                                                                        Trustees of the Trust;
                                                                                        The Advisor; The Sub-
                                                                                        Advisor, The
                                                                                        Administrator; The
                                                                                        Transfer Agent; The
                                                                                        Distributor

Item 6.  Capital Stock and Other Securities                                             General
                                                                                        Information--
                                                                                        Voting Rights;
                                                                                        General Information--
                                                                                        Shareholder Inquiries;
                                                                                        General Information--
                                                                                        Dividends; Taxes

Item 7.  Purchase of Securities Being Offered                                           Purchase of Shares

Item 8.  Redemption or Repurchase                                                       Redemption of Shares

Item 9.  Pending Legal Proceedings                                                      Not Applicable




Part B
Information Caption                                                                     Statement of Additional

Item 10.  Cover Page                                                                    Cover Page

Item 11.  Table of Contents                                                             Table of Contents

Item 12.  General Information and History                                               The Trust

Item 13.  Investment Objectives and Policies                                            Description of Permitted
                                                                                        Investments;  Investment
                                                                                        Limitations; Non-
                                                                                        Fundamental  Policies

Item 14.  Management of the Registrant                                                  Trustees and Officers of
                                                                                        the Trust; The
                                                                                        Administrator

Item 15.  Control Persons and Principal Holders                                         Trustees and Officers of
                                                                                        the Trust of Securities

Item 16.  Investment Advisory and Other Services                                         The Advisor; The
                                                                                         Administrator; The
                                                                                         Distributor; Experts

Item 17.  Brokerage Allocation and other Practices                                       Fund Transactions;
                                                                                         Trading Practices and
                                                                                         Brokerage

Item 18.  Capital Stock and Other Securities                                             Description of Shares

Item 19.  Purchase, Redemption, and Pricing of Securities Being Offered                 Purchase and
                                                                                        Redemption of Shares;
                                                                                        Determination of
                                                                                        Net Asset Value

Item 20.  Tax Status                                                                    Taxes

Item 21.  Underwriters                                                                  The Distributor

Item 22.  Calculation of Performance Data                                               Computation of Yield;
                                                                                        Calculation of Total
                                                                                        Return

Item 23.  Financial Statements                                                          Financial Statements



PART C -

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.






The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                               REMBRANDT FUNDS(R)
                              SMALL CAP VALUE FUND

                                 INVESTOR SHARES
                              _______________, 1998

Please read this Prospectus carefully before investing, and keep it on file for future reference. It concisely sets forth information that can help you decide if the Fund's investment goals match your own.

A Statement of Additional Information ("SAI") dated _________, 1998, as supplemented from time to time, which has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials in the SEC's Internet Website (http://www.sec.gov). The SAI is incorporated into this Prospectus by reference and is available upon request and without charge by calling 1-800-443-4725.

Investor Shares of Small Cap Value Fund (the "Fund") are offered to individuals and institutional investors through financial intermediaries which have established a dealer agreement with the Fund's distributor. Investors in the Investor Shares are referred to hereinafter as "shareholders."

THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED  THE
FUND'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.







                                TABLE OF CONTENTS



                  Fund Highlights...............................................................................
                  Portfolio Expenses............................................................................
                  Your Account and Doing Business with Us.......................................................
                  Investment Objective and Policies.............................................................
                  Certain Risk Factors..........................................................................
                  Investment Limitations........................................................................
                  The Advisor...................................................................................
                  The Administrator.............................................................................
                  The Transfer Agent............................................................................
                  Distribution and Shareholder Servicing........................................................
                  Performance...................................................................................
                  Taxes.........................................................................................
                  Additional Information About Doing Business with Us...........................................
                  General Information...........................................................................
                  Description of Permitted Investments and Risk Factors.........................................














HOW TO READ THIS PROSPECTUS

     This Prospectus gives you information that you should know about the Fund before investing. Brief descriptions are also provided throughout the Prospectus to better explain certain key points. To find these helpful guides, look for this symbol. [Symbol]

FUND HIGHLIGHTS

The following summary provides basic information about the Investor Shares of the Small Cap Value Fund. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the SAI.

Investment Objective and Policies

     The Fund seeks a high level of total return primarily through capital appreciation. For more information, see "Investment Objective and Policies," "General Investment Policies" and "Description of Permitted Investments and Risk Factors."

Understanding Risk

Values of equity securities in which the Fund invests may be affected by the financial markets as well as by developments impacting specific issues. The Fund invests primarily in small capitalization companies which are typically subject to a greater degree of change in earnings and business prospects than larger, more established companies. See "General Investment Policies", "Risk Factors" and "Description of Permitted Investments and Risk Factors" in this Prospectus and the SAI.

Management Profile

     ABN AMRO Asset Management (USA) Inc. (the "Advisor") (formerly LaSalle Street Capital Management, Ltd.), 208 South LaSalle Street, Chicago, Illinois
60604-1003, serves as the Advisor to the Fund. First Data Investor Services Group, Inc. (the "Administrator") serves as the Administrator and shareholder servicing agent of the Rembrandt(R) Funds (the "Trust"). First Data Investor Services Group, Inc. serves as transfer agent ("Transfer Agent") and dividend disbursing agent for Rembrandt Funds(R) (the "Trust"). First Data Distributors, Inc., an affiliate of the Administrator (the "Distributor"), serves as distributor of the Trust's shares. See "The Advisor," "The Administrator" and "Distribution and Shareholder Servicing."

Your Account and Doing Business with Us

You may generally open an Investor Shares account with a minimum investment of $2,000 and make additional investments with as little as $100. However, please contact your financial intermediary for its specific requirements regarding minimum initial and subsequent purchase amounts. Purchases and redemptions of the Fund's shares are made at net asset value per share. Shares of the Fund will be solicited during an initial offering period ending on ______________ at an offering price of $[___] per share. See "Your Account and Doing Business With Us."

Dividends

     Substantially all of the Fund's net investment income (exclusive of net capital gains) is distributed in the form of periodic dividends. Any net capital gain is distributed at least annually. Distributions are paid in additional shares unless you elect to take the payment in cash. See "General Information--Dividends."


Information/Service Contacts

For  more   information,   call   1-800-443-4725,   or  contact  your  financial
intermediary.

PORTFOLIO EXPENSES

The purpose of the following tables is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor Shares of the Fund.

Shareholder Transaction Expenses1  (As a percentage of offering price)                                         None
Maximum Sales Charge Imposed on Purchases                                                                    None
Redemption Fee (2)                                                                                             None
----------------------------------------------------------------------------------------------------------------------

(1) A charge, currently $10.00, is imposed on wires of redemption proceeds. (2) Certain financial intermediaries may impose account fees or other charges


Annual Operating Expenses (As a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------------

Advisory Fees                                                                                                   ___%
12b-1 Fees                                                                                                      .25%
Other Expenses (after fee waivers) (1)                                                                          ___%
--------------------------------------------------------------------------- -----------------------------------------
Total Operating Expenses (after fee waivers) (2)                                                                ___%
--------------------------------------------------------------------------- -----------------------------------------

(1) The Fund's Administrator is waiving, on a voluntary basis, a portion of its fees from the Fund. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, "Other Expenses" would be ___%. "Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.
(2) Absent waivers described above, "Total Operating Expenses" would be ___%.

Example
---------------------------------------------------------------------------------------------------------------------
                                                                                  1 Year               3 Years
                                                                                  ------               -------
An investor would pay the following expenses on a $1,000 investment assuming (1)
5% annual return and (2) redemption at the end of each time
period:                                                                              $                    $
--------------------------------------------------------------------------- -------------------- --------------------

The example is based upon estimated expenses for the current fiscal year. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Over the long-term, you may indirectly pay more than the equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. See "The Advisor," "The Administrator" and "Distribution and Shareholder Servicing."

YOUR ACCOUNT AND DOING BUSINESS WITH US

Investor Shares of the Fund are sold on a continuous basis and may be purchased through financial institutions or broker-dealers which have established a dealer agreement with the Distributor ("Intermediaries"). The Fund may make Investor Shares available to other investors in the future. Shares of the Fund are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase. For more information about the following topics, see "Additional Information About Doing Business with Us."



How to Buy, Redeem and Exchange Shares

Shares of the Fund may be purchased through Intermediaries which provide various services to their customers on any day on which the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). A purchase order for Investor Shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before net asset value is calculated. However, an order may be canceled if the Custodian does not receive Federal funds before 4:00 p.m., Eastern time on the next Business Day, and you could be liable for any fees or expenses incurred by the Trust. The purchase price of Investor Shares of the Fund is the net asset value next determined after a purchase order is effective. Each Intermediary may impose its own rules regarding investing in the Fund, including procedures for purchases, redemptions, and exchanges. Contact your Intermediary for information about the services available to you and for specific instructions on how to buy, sell and exchange shares. Certain Intermediaries may charge account fees. Information concerning shareholder services and any charges will be provided to you by your Intermediary. Some Intermediaries may be required to register as broker-dealers under state law.

The shares you purchase through an Intermediary may be held "of record" by that Intermediary. If you want to transfer the registration of shares beneficially owned by you, but held "of record" by an Intermediary, you should call the Intermediary to request this change.

Other Information Regarding Purchases

Purchases of Investor Shares may be made by direct deposit or Automated Clearing House transactions if your Intermediary offers such services. Please contact your Intermediary to find out if these services are available to you and for more information about direct deposit or Automated Clearing House transactions.

Your Intermediary also may impose a wire charge on purchases.

No certificates representing shares will be issued.

Automatic Investment Plan ("AIP")

You may systematically buy Investor Shares through deductions from your checking account, provided these accounts are maintained through banks which are part of the Automated Clearing House system. Upon notice, the amount you commit to the AIP may be changed or canceled at any time. The minimum pre-authorized investment amount is $50 per month. Employees of ABN AMRO North America, Inc. or its affiliates who have arranged to purchase shares through the AIP may open an account with no minimum initial purchase amount. You should contact your Intermediary to find out if the AIP is available to you. You may obtain an AIP application form by calling 1-800-443-4725 or by contacting your Intermediary.

Exchanging Shares

When Can You Exchange Shares?


Once payment for your shares has been received and accepted (i.e., an account has been established), you may exchange some or all of your Investor Shares for Investor Shares of other funds within the Trust. Exchanges are made at net asset value.

Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received in good order by the Transfer Agent. You may exchange your shares on any Business Day. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice.




Requesting an Exchange of Shares

To exchange shares, you should contact your Intermediary, who will contact First
Data  Investor   Services  Group,   Inc.,  4400  Computer  Drive,   Westborough,
Massachusetts 01581 and effect the exchange on your behalf.

If an Exchange Request in good order is received by the Transfer Agent prior to the time the net asset value is calculated for the Fund on any Business Day, the exchange usually will occur on that day. Your Intermediary may have earlier cutoff times for Exchange Requests. Please contact your Intermediary for more information about its exchange policies.

Redemption of Shares

You may redeem your shares on any Business Day. Redemption requests must be made directly to your Intermediary. Redemption requests for the Fund must be received prior to the time the net asset value is calculated. Your Intermediary may have earlier cutoff times for redeeming shares. Please contact your Intermediary for more information regarding redemption orders.

A redemption request submitted by mail must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee. This signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the shareholder(s)  of  record,  and (3)  the  redemption  check  is  mailed  to the shareholder(s)  at  the  address  of  record  or to a  commercial  bank  account previously designated either on the Account Application or by written instruction to the Transfer Agent.

Redemption Proceeds

Payment to shareholders for shares redeemed generally will be proceeds made within seven days after receipt by the Transfer Agent of the valid redemption request. The Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, you may incur brokerage costs and taxes in converting such securities to cash.

You may have redemption proceeds mailed to your address or mailed or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to a designated bank account. Under most circumstances, payments will be wired on the next Business Day following receipt of a valid redemption request. Redemption proceeds may be transferred by wire for a wire charge of $10.00, which is deducted from the amount of the redemption. Redemption proceeds may not be transmitted by Federal Reserve wire on federal holidays restricting wire transfers.

Communications with the Transfer Agent

Neither the Trust nor the Transfer Agent will be responsible with the for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and an Intermediary experiences difficulties placing redemption orders by telephone, the Intermediary may wish to consider placing the order by other means. Your Intermediary may not close your account by telephone. Please contact your Intermediary for more information regarding its specific requirements for written and telephone requests for redemptions and signature guarantee requirements.

Other Information Regarding Redemptions

All redemption orders are effected at the net asset value per share next determined after receipt of a valid redemption request, as described above.

At various times, the Fund may be asked to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for up to 15 days from the date of purchase or until payment has been collected for the purchase of such shares.

See "Purchase and Redemption of Shares" in the SAI for examples of when your right to redeem your shares may be suspended.

Systematic Withdrawal Plan

The Fund offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments by check or Automated Clearing House of $50 or more on a monthly, quarterly, semi-annual or annual basis. You should contact your Intermediary to find out if a SWP is available to you and for information about the SWP. A SWP Application Form may be obtained by calling 1-800-443-4725 or by contacting your Intermediary.

If SWP withdrawals exceed income dividends, your invested principal in your account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. To participate in the SWP, you must have your dividends automatically reinvested. To change or cancel the SWP, please contact your Intermediary.







INVESTMENT OBJECTIVE AND POLICIES

The Small Cap Value Fund seeks a high level of total return primarily through capital appreciation.

The Fund will invest at least 65% of its total assets in common stocks of corporations with small capitalization levels that the Advisor believes are undervalued and present the opportunity to increase shareholder value. The Fund will invest in common stocks that are traded on a national securities exchange or are actively traded in the over-the-counter market and that: (i) are below average price to earnings, price to book value, price to sales, price to cash below ratios and/or above average dividend yields; and (ii) are issued by companies that the Advisor believes are financially sound and showing improving fundamentals not yet reflected in the market. The Advisor's emphasis will be on a diversified portfolio of common stocks of companies with market capitalization of less than $[1.5] billion.

Any remaining assets of the Fund may be invested in: (i) warrants to purchase common stocks; (ii) debt securities convertible into common stocks rated in the highest four rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined by the Advisor to be of comparable quality at the time of purchase; (iii) preferred stock convertible into common stocks; and (iv) U.S. dollar denominated equity securities of foreign issuers (including sponsored American Depositary Receipts ("ADRs")). The Fund will invest in securities of foreign issuers only if (i) they are listed on national securities exchanges or actively traded in the over-the-counter market and (ii) they satisfy in substance the criteria for investing in smaller capitalization companies set forth above. The Fund will invest in options and futures for hedging purposes only.

Investments in small capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of debth of management. The securities of small-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies of the market averages in general. Because the Fund invests primarily in common stocks of smaller capitalization companies, the Fund's shares may fluctuate significantly in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

The Fund will invest in equity securities only if they are listed on national securities exchanges or actively traded in the over-the-counter market. The Fund may invest in convertible securities whether or not they are listed on national securities exchanges.

The Fund will not invest more than 10% of its total assets in restricted securities. In addition, the Fund may invest up to 5% of its assets in restricted securities that the Advisor determines are liquid. The Fund will not invest more than 15% of its net assets in illiquid securities. The Fund may invest in variable and floating rate obligations and may purchase securities on a when-issued basis. The Fund may enter into futures contracts and options on futures for bona fide hedging purposes only. The Fund may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund.

In addition, the Fund may engage in securities lending. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment, but the amount paid directly or indirectly for a standby commitment held by the Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.

For temporary defensive purposes, when the Advisor determines that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments, U.S. dollars and foreign currencies, including multinational currency units. To the extent the Fund is investing for temporary defensive purposes, the Fund will not be pursuing its investment objective.

NRSROs provide ratings for certain instruments in which the Fund may invest. For example, convertible securities rated in the fourth highest category have an adequate capacity to pay principal, but may have speculative characteristics as well.

CERTAIN RISK FACTORS

The investment policies of the Fund entail certain risks and considerations of which an investor should be aware.

Equity Securities

Investments in equity securities are generally subject to market risks that may cause their prices to fluctuate over time. The values of convertible equity securities are also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of securities with longer maturities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by NRSROs in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Fund's net asset value.


There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Fixed income securities rated BBB by Standard & Poor's Ratings Service, a division of McGraw Hill Companies, Inc., or Baa by Moody's Investor Services, Inc. (the lowest ratings of investment grade bonds) are deemed by these rating services to have speculative characteristics.


Foreign Securities

The Fund may invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.

Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets. This may limit the Fund's ability to effectively hedge its investments in such markets.

INVESTMENT LIMITATIONS

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets.

2.     Purchase  securities  of any  issuer  (other  than  securities  issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; repurchase agreements involving such securities) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.

3. Make loans, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder.


THE ADVISOR

The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of ___% of the average daily net assets of the Fund. The Advisor may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Fund. The Advisor reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time.

ABN AMRO Asset Management (USA) Inc. was organized in March, 1991 under the laws of the State of Delaware. The Advisor manages assets for corporations, unions, governments, insurance companies and charitable organizations. As of December 31, 1997, total assets under management by the Advisor were approximately $5.8 billion.

The Advisor is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company.

Ed Bruere, Senior Vice President and Manager of Equity Investing of the Advisor, serves as lead portfolio manager for the Fund. Mr. Bruere has been associated with the Advisor and an affiliate of the Advisor for over 10 years.

Jac A. Cerney, Senior Vice President of the Advisor, serves as co-portfolio manager for the Fund. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990.

Prior Performance of a Private Account

The performance information below relates to an account managed by Mr. Edward Bruere, who currently co-manages the Fund. The account has an investment objective, policies, and restrictions [the same as] that of the Fund. [This account is the only account managed by Mr. Bruere that has a similar investment objective, policies and restrictions as that of the Fund.]

This account was not subject to certain investment limitations, requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these had been imposed, the account's performance would have been adversely affected. The account did not incur expenses that correspond to the advisory, administrative, and other fees to which the Fund is subject. If the account had incurred these expenses, the account's performance would have been lower.

You should not rely on the following performance information as an indication of future performance of the Fund. The performance reflected below does not represent the historical performance of the Fund. The performance information relates to a period of time before the effective date of the Fund's registration with the SEC as an open-end investment company.

The performance figures are average annual total return figures and assume reinvestment of net income and capital gain distributions. The account returns are calculated using the same methods for valuation of portfolio securities as the Fund uses.

                Period Ended                                                                Russell 2000
              December 31, 1997                             Account                          Value Index

1 Year                                                     [52-11%]                           [31.78%]

The Russell 2000 Value Index shows total return assuming the reinvestment of dividends but does not reflect the deduction of fees, expenses and taxes.
Source: __________________. The Russell 2000 Value Index is comprised of securities in the Russell 2000 Index with less than average growth orientation. Companies in this Index generally have low price to book and price-earnings ratios.

The Funds may execute brokerage or other agency transactions through an affiliate of the Advisor for which the affiliate may receive compensation.

THE ADMINISTRATOR

First Data Investor Services Group, Inc. provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Fund.

THE TRANSFER AGENT

First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Transfer Agent, and dividend disbursing agent for the Trust. Compensation for these services is paid under a transfer agency agreement with the Trust.

DISTRIBUTION AND SHAREHOLDER SERVICING

First Data Distributors, Inc., (the "Distributor"), and the Trust are parties to a distribution agreement (the "Distribution Agreement").

The Fund has adopted a distribution plan (the "Distribution Plan") and a shareholder servicing plan (the "Shareholder Servicing Plan") under which firms, including the Distributor, may provide shareholder and administrative services to Investor Shares shareholders for compensation. Under the plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor.

Under the Distribution Plan, the Trust pays a fee of .25% of the average daily net assets of Investor Shares to the Distributor as compensation for its services. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Distribution Plan is characterized as a compensation plan since the distribution fee is paid to the Distributor without regard to the distribution or shareholder services expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries.

Under the Shareholder Servicing Plan, the Trust pays a fee of .25% of the average daily net assets of the Investor Shares to the Distributor in exchange for the Distributor (or its agent's) efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided or investment, and assisting clients in purchase, redemption and exchange transactions and changing their dividend options, account designations and addresses.

It is possible that an institution may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

The Trust also offers Common Shares, which are sold without a 12b-1 fee or shareholder servicing fee, primarily to individuals and institutional investors directly and through wrap programs, retirement plans, discount brokerage programs, and various brokerage firms. For more information about Common Shares, you may call 1-800-433-4725.

PERFORMANCE

From time to time, the Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year, and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of the Fund may also be quoted as a dollar amount, on an aggregate basis, or an actual basis.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

The portfolio turnover rate for the Fund [may exceed 100%]. A high turnover rate will result in higher transaction costs and may result in additional tax consequences for shareholders. The performance of Common Shares of the Fund normally will be higher than that of Investor Shares because of the additional distribution and shareholder services expenses charged to Investor Shares.

The performance of Common Shares will normally be higher than that of Investor Shares because of the additional distribution and administrative services expenses charged to Investor Shares.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences on an investment in the Fund may differ from the Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to federal, state, and local income taxes. Additional information concerning taxes is set forth in the SAI.

Tax Status of the Fund

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Code. As long as the Fund qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is distributed to shareholders.


Tax Status of Distributions

The Fund will distribute all of its net investment income (including for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to you as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually as capital gains distributions and will be treated as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long you have held shares and regardless of whether the distributions are received in cash or in additional shares. It is possible that the Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares, as gain from a sale or exchange of the shares. The Fund will notify you annually of the Federal income tax character of all distributions.

Because the Fund distributes all of its net investment income to shareholders, the Fund may have to sell portfolio securities to distribute such income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on U.S. obligations is exempt from tax at the state level when received directly by the Fund and may be exempt, depending on the state, when received by you as income dividends from the Fund, provided certain state-specific conditions are satisfied. The Fund will inform you annually of the percentage of income and distributions derived from U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from the Fund is considered tax exempt in your particular state.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient capital gains distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

As a general rule, income dividends (not capital gain distributions) paid by the Fund, to the extent the dividend is derived from dividends received from domestic corporations, may if certain conditions are met, qualify for the dividends received deduction for corporate shareholders. Distributions of net capital gains from the Fund do not qualify for the dividends received deduction.

Each exchange or redemption of Fund shares is a taxable event to you.

ADDITIONAL INFORMATION ABOUT DOING BUSINESS WITH US

Minimum Investment

The minimum initial investment in the Investor Shares is $2,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $100. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term movements. Consequently, the Trust reserves the right to reject a purchase order for Investor Shares when the Trust or the Transfer Agent determines that it is not in the best interest of the Trust or its shareholders to accept such order.

Maintaining a Minimum Account Balance

Due to the relatively high cost of handling small investments, the Fund reserves the right to redeem your shares, at net asset value, if, because of redemptions of shares by or on your behalf, your account in the Fund has a value of less than $2,000. Accordingly, if you purchase shares of the Fund in only the minimum investment amount you may be subject to such involuntary redemption if you thereafter redeem any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to you, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount that will increase the value of the account to at least $2,000. See "Purchase and Redemption of Shares" in the SAI for examples of when your right of redemption may be suspended.

Your Intermediary may impose its own minimum initial and subsequent investment requirements. You should contact your Intermediary for information about any such requirements.

Your Intermediary also may have requirements for maintaining a minimum account balance. You should contact your Intermediary for information about any such requirements.

Net Asset Value

The purchase price of a share of the Fund is the net asset value per share next computed after the order is received and accepted in good order by the Trust. The selling price of a share of the Fund is the net asset value per share next determined after receipt of the request for redemption in good order. The net asset value of the Fund is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each Business Day.

How the Net Asset Value is Determined

The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The Fund values its portfolio securities at the last quoted sales price for such securities, or, if there is no such reported sales price on the valuation date, at the most recent quoted bid price. The Fund may use pricing services to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, call features, ratings, and developments related to a specific security.

GENERAL INFORMATION

The Trust

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992, and amended September 28, 1992 and October 20, 1992. The Declaration of Trust permits the Trust to offer shares of separate funds and different classes of each fund. The Trust consists of the following funds: Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Limited Volatility Fixed Income Fund, Latin America Equity Fund, Real Estate Fund, Value Fund, Growth Fund, Small Cap Growth Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Balanced Fund and Small Cap Value Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund, and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds. As of December 31, 1997, the Limited Volatility Fixed Income Fund and TransEurope Fund had not commenced operations. Generally, each Fund offers two classes of shares: Common Shares and Investor Shares. Each class has its own expense structure and other characteristics. Common Shares of the Fund are offered through a separate prospectus. The Latin America Equity Fund is not available for purchase in Investor Shares.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and other services to the Trust.

Voting Rights

     Each share held entitles the shareholder of record to one vote. Shareholders of the Fund or class will vote separately on matters relating solely to the Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings but such meetings will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting

The Trust  issues  unaudited  financial  information  semi-annually  and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

Shareholder Inquiries

Shareholder inquiries should be directed to the Administrator, 4400 Computer Drive, Westborough, Massachusetts, 01581, at 1-800-443-4725.

Dividends

Substantially all of the net investment income (not including net capital gains) of the Fund is distributed on a monthly basis. Shareholders who own shares at the close of business on the record date will be entitled to receive the distribution. Currently, net capital gains of the Fund, if any, will be distributed at least annually.

Shareholders automatically receive all dividends and distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution.

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and Auditors

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as independent auditors of the Trust.

Custodian

The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017 acts as global Custodian of the Trust. The Custodian holds cash securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain of the permitted investments and risk factors for the Fund:

     American Depositary Receipts, Continental Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")

The Fund may invest in depositary receipts and other similar instruments, such as ADRs, CDRs, EDRs & GDRs. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, despositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptances

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Certificates of Deposit

Certificates of deposit are interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid.

Commercial Paper

Commercial  paper is a term used to  describe  unsecured  short-term  promissory
notes  issued  by  banks,  municipalities,   corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Equity Securities

Equity securities are common stocks and common stock equivalents consisting of securities convertible into common stocks and securities having common stock characteristics (i.e., rights and warrants to purchase common stocks, sponsored and unsponsored ADRs, REITs, and equity securities of closed-end investment companies). Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will not affect the Fund's net asset value.

Fixed Income Securities

Fixed  income   securities  are  debt   obligations   issued  by   corporations,
municipalities and other borrowers.

Forward Foreign Currency Contracts

A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract.

At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of foreign currency.
The Fund may realize a gain or loss from currency transactions.

Futures   Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, the Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Eurodollar futures are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

No price is paid upon entering into futures contracts. Instead, the Fund is required to deposit an amount of cash or liquid assets known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid assets, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within 7 days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

Investment Company Securities

The Fund's purchase of investment company securities will result in the layering of expenses. The Fund is prohibited from acquiring the securities of other investment companies, if, as a result of such acquisition, the Fund owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired company having an aggregate value of 5% of the value of the total assets of the Fund, or (3) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

Money Market Instruments

Money Market Instruments include certificates of deposit, commercial paper, bankers' acceptances, Treasury bills, time deposits, repurchase agreements and shares of money market funds.

Options

A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid assets in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices must be covered. When the Fund writes an option on an index, it will establish a segregated account containing cash or liquid assets with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund receives a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Fund may choose to terminate an option position by entering into a closing transaction. The ability of the Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Repurchase Agreements

Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restricted Securities

     Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

Rights

Rights are instruments giving shareholders the right to purchase shares of newly issued common stock below the public offering price before they are offered to the public.

Securities Lending

In order to generate  additional  income,  the Fund may lend the  securities  in which it is invested pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, or securities of the U.S. Government or its agencies equal at all times to 100% of the market value plus accrued interest of the loaned securities. Collateral is marked to market daily. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

Securities of Foreign Issuers

Foreign securities may be U.S. dollar denominated or non-U.S. dollar denominated obligations or securities of foreign issuers, including obligations of foreign branches of U.S. banks and of foreign banks, including European time deposits, Canadian time deposits, Yankee certificates of deposit, depositary receipts, and investments in Canadian commercial paper, foreign securities, and Europaper.

Standby Commitments and Puts

Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium has the effect of reducing the yield otherwise payable on the underlying security.

Time Deposits

Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits with a withdrawal penalty are considered to be illiquid.

U.S. Government Agency Obligations

Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Ginnie Mae ("GNMA") (formerly known as Government National Mortgage Association) securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Treasury Obligations

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as "Separately Traded Registered Interest and Principal Securities" ("STRIPS"), that are transferable through the Federal book-entry system.

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve conditional or unconditional demand features. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Warrants

Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price usually higher than the market price at the time of issuance during a specified period.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the custodian a separate account with cash or liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate. When investing in when-issued securities, the Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





                              REMBRANDT FUNDS
                              SMALL CAP VALUE FUND

                         COMMON SHARES - A No-Load Class
                              ______________, 1998

Please read this Prospectus carefully before investing, and keep it on file for future reference. It concisely sets forth information that can help you decide if the Fund's investment goals match your own.

A Statement of Additional Information ("SAI") dated _________, 1998, as supplemented from time to time, which has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials in the SEC's Internet Website (http://www.sec.gov). The SAI is incorporated into this Prospectus by reference and is available upon request and without charge by calling 1-800-443-4725.

Common Shares of Small Cap Value Fund (the "Fund") are offered to individuals and institutional investors directly and through wrap programs, retirement plans, discount brokerage programs and various brokerage firms. Investors in the Common Shares are referred to hereinafter as "shareholders."

THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED  THE
FUND'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                TABLE OF CONTENTS

Fund Highlights................................................................................................2
Portfolio Expenses.............................................................................................3
Your Account and Doing Business with Us........................................................................3
Investment Objective and Policies..............................................................................7
Certain Risk Factors...........................................................................................8
Investment Limitations.........................................................................................9
The Advisor....................................................................................................9
The Administrator.............................................................................................10
The Transfer Agent............................................................................................11
The Distributor...............................................................................................11
Performance...................................................................................................11
Taxes.........................................................................................................12
Additional Information About Doing Business with Us...........................................................13
General Information...........................................................................................14
Description of Permitted Investments and Risk Factors.........................................................16






HOW TO READ THIS PROSPECTUS

     This Prospectus gives you information that you should know about the Fund before investing. Brief descriptions are also provided throughout the Prospectus to better explain certain key points. To find these helpful guides, look for this symbol. [Symbol]

FUND HIGHLIGHTS

The following summary provides basic information about the Common Shares of the Small Cap Value Fund. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the SAI.

Investment Objective and Policies

     The Fund seeks a high level of total return primarily through capital appreciation. For more information, see "Investment Objective and Policies," "General Investment Policies" and "Description of Permitted Investments and Risk Factors."

Understanding Risk

Values of equity securities in which the Fund invests may be affected by the financial markets as well as by developments impacting specific issues. The Fund invests primarily in small capitalization companies which are typically subject to a greater degree of change in earnings and business prospects than larger, more established companies. See "General Investment Policies," "Risk Factors" and "Description of Permitted Investments and Risk Factors" in this Prospectus, and the SAI.

Management Profile

     ABN AMRO Asset Management (USA) Inc. (the "Advisor") (formerly LaSalle Street Capital Management, Ltd.), 208 South LaSalle Street, Chicago, Illinois
60604-1003, serves as the Advisor to the Fund. First Data Investor Services Group, Inc. (the "Administrator") serves as the Administrator and shareholder servicing agent of Rembrandt Funds (the "Trust"). First Data Investor Services Group, Inc. serves as transfer agent ("Transfer Agent") and dividend disbursing agent for the Trust. First Data Distributors, Inc., an affiliate of the Administrator (the "Distributor"), serves as distributor of the Trust's shares. See "The Advisor," "The Administrator" and "The Distributor."

Your Account and Doing Business with Us

You may open a Common Shares account with a minimum investment of $2,000 and make additional investments with as little as $100. A Common Shares account may be opened by contacting the Transfer Agent or your financial intermediary. Purchases and redemptions of the Fund's shares are made at net asset value per share. Shares of the Fund will be solicited during an initial offering period ending on _________, 1998 at an offering price of $[10] per share. See "Your Account and Doing Business With Us."

Dividends

     Substantially all of the Fund's net investment income (exclusive of net capital gains) is distributed in the form of periodic dividends. Any net capital gain is distributed at least annually. Distributions are paid in additional shares unless you elect to take the payment in cash. See "General Information--Dividends."







Information/Service Contacts

For  more   information,   call   1-800-443-4725,   or  contact  your  financial
intermediary.

PORTFOLIO EXPENSES

The purpose of the following tables is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Common Shares of the Fund.

Shareholder Transaction Expenses
(1)  (As a percentage of offering price)                                                                       None
Maximum Sales Change Imposed on Purchases                                                                      None
Redemption Fee(2)

                                                                                                               None
(1) Certain financial  intermediaries  may impose account
fees or other charges.
(2)  A charge, currently $10.00, is imposed on wires of redemption proceeds.


Annual Operating Expenses (As a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------------
Advisory Fees                                                                                                   ___%
12b-1 Fees                                                                                                      None
Other Expenses (after fee waivers) (1)                                                                          ___%
--------------------------------------------------------------------------- -----------------------------------------
Total Operating Expenses (after fee waivers) (2)                                                                ___%
--------------------------------------------------------------------------- -----------------------------------------

(1) The Fund's Administrator is waiving, on a voluntary basis, a portion of its fees from the Fund. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, "Other Expenses" would be ___%. "Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.
(2)  Absent waivers, "Total Operating Expenses" would be ___%.

Example
---------------------------------------------------------------------------------------------------------------------
                                                                                  1 Year               3 Years
                                                                                  ------               -------
An investor would pay the following expenses on a $1,000 investment assuming (1)
5% annual return and (2) redemption at the end of each time
period:                                                                              $                    $
--------------------------------------------------------------------------- -------------------- --------------------

The example is based upon estimated expenses for the current fiscal year. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. If you purchase shares through a financial institution, you may be charged separate fees by the financial institution.
See "The Advisor," "The Administrator" and "The Distributor."

YOUR ACCOUNT AND DOING BUSINESS WITH US

Beginning on or about ___________, 1998 Common Shares of the Fund will be sold on a continuous basis. Common Shares may be purchased directly from the Fund's Transfer Agent, 4400 Computer Drive, Westborough Massachusetts 01581, either by mail, telephone or wire. Shares may also be purchased through a variety of channels, including wrap programs, retirement plans, discount brokerage programs, retirement plans, and through various brokerage firms including Jack White & Company, Discover Brokerage Direct and Quick & Reilly. Shares of the Fund are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase. For more information about the following topics, see "Additional Information About Doing Business with Us."






How to Buy Common Shares from the Transfer Agent

     You may purchase Common Shares of the Fund by completing and signing an Account Application and mailing it, along with a check (or other negotiable bank instrument) payable in U.S. dollars to "Rembrandt Funds, Small Cap Value Fund," to P. O. Box 9765, Providence, Rhode Island 02940-5047. Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank instrument) to the Transfer Agent.

Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions may be delayed until the investment being redeemed has been in the account for up to 15 days.

If an Account Application has been previously received, you also may purchase shares over the telephone by calling 1-800-443-4725. Orders by telephone will not be executed until payment has been received. If a check received for purchase of Common Shares does not clear, the purchase will be canceled and you could be liable for any losses or fees incurred.

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of a Fund by requesting your bank to transmit funds by wire to Boston Safe Deposit and Trust Company; ABA # [ ] for Account Number [ ]; Further Credit: [Name of Fund]. Your name and account number must be specified in the wire. Your bank may impose a fee for investments by wire.

     Initial Purchases: Before making an initial investment by wire, you must first telephone 1-800-443-4725 to be assigned an account number. Your name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: Rembrandt Funds, P.O. Box 9765, Providence, Rhode Island 02940-5047.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include your name and account number.

How Do I Obtain an Application?

Account Applications can be obtained by calling 1-800-443-4725.


Business Days

A purchase order for Common Shares will be effective as of the Business Day received by the Transfer Agent in good order if the Transfer Agent in good order receives the order and payment before net asset value is calculated. However, an order may be canceled if the custodian does not receive Federal funds before 4:00 p.m., Eastern time on the next Business Day, and you could be liable for any fees or expenses incurred by the Trust. The purchase price of Common Shares of the Fund is the net asset value next determined after a purchase order is effective.

Your intermediary may have earlier cutoff times for share transactions. If you purchased shares through an Intermediary, please contact your Intermediary for more information about its order requirements.

Other Information Regarding Purchases

Other shareholders who desire to transfer the registration of their shares should contact the Administrator by calling 1-800-443-4725.

Purchases of Common Shares may be made by direct deposit or Automated Clearing House transactions.

No certificates representing shares will be issued.

Automatic Investment Plan ("AIP")

You may systematically buy Common Shares through deductions from your checking account, provided these accounts are maintained through banks which are part of the Automated Clearing House system. Upon notice, the amount you commit to the AIP may be changed or canceled at any time. The minimum pre-authorized investment amount is $50 per month. You may obtain an AIP application form by calling 1-800-443-4725. If you purchased shares through a financial intermediary, contact your intermediary to find out if the AIP is available to you. See "Doing Business Through Intermediaries."

Employees of ABN AMRO North America, Inc. or its affiliates who have arranged to purchase shares through the AIP may open an account with no minimum initial purchase amount.

Exchanging Shares

When Can You Exchange Shares?


Once payment for your shares has been received and accepted (i.e., an account has been established), you may exchange some or all of your Common Shares for Common Shares of other funds within the Trust. Exchanges are made at net asset value. For an established account, exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received, in good order by the Transfer Agent.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice.



Requesting an Exchange of Shares

To exchange shares, you must provide proper written instructions to the Transfer Agent. Telephone exchanges will also be accepted if you elected this option on your Account Application.

If an Exchange Request in good order is received by the Transfer Agent prior to the time the net asset value is calculated for the Fund on any Business Day, the exchange usually will occur on that day.

Redemption of Shares

You may redeem your shares on any Business Day, by mail or by telephone. Redemption requests for the Fund must be received prior to the time the net asset value is calculated.

By Mail

A redemption request submitted by mail must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee. This signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the shareholder(s)  of  record,  and (3)  the  redemption  check  is  mailed  to the shareholder(s)  at  the  address  of  record  or to a  commercial  bank  account previously designated either on the Account Application or by written instruction to the Transfer Agent.

By Telephone

Shares may be redeemed by telephone if you elect that option on your Account Application.

Redemption Proceeds

Payment to shareholders for shares redeemed generally will be proceeds made within seven days after receipt by the Transfer Agent of the valid redemption request. The Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, you may incur brokerage costs and taxes in converting such securities to cash.

You may have redemption proceeds mailed to your address or mailed or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to a designated bank account. Under most circumstances, payments will be wired on the next Business Day following receipt of a valid redemption request. Wire transfer requests may be made by calling the Transfer Agent at 1-800-443-4725, who will deduct a wire charge of $10.00 from the amount of the redemption. Redemption proceeds may not be transmitted by Federal Reserve wire on federal holidays restricting wire transfers.

Communications with the Transfer Agent

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the
Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing the order by other means. You may not close your account by telephone.

Other Information Regarding Redemptions

All redemption orders are effected at the net asset value per share next determined after receipt of a valid redemption request, as described above.

At various times, the Fund may be asked to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for up to 15 days from the date of purchase or until payment has been collected for the purchase of such shares.

If  you  purchased  shares  through  a  financial  intermediary,   contact  your
intermediary for more information about redemptions.

See "Purchase and Redemption of Shares" in the SAI for examples of when your right to redeem your shares may be suspended.

Systematic Withdrawal Plan

The Fund offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments by check or Automated Clearing House of $50 or more on a monthly, quarterly, semi-annual or annual basis. A SWP Application Form may be obtained by calling 1-800-443-4725.

If SWP withdrawals exceed income dividends, your invested principal in your account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. To participate in the SWP, you must have your dividends automatically reinvested. To change or cancel the SWP upon written notice to the Transfer Agent.

     If you purchased shares through a financial intermediary, contact your intermediary to find out if the SWP is available to you. See "Doing Business Through Intermediaries."

Doing Business Through Intermediaries

Common Shares of the Fund may be purchased through financial institutions or broker-dealers, which have established a dealer agreement with the Distributor ("Intermediaries"). Each Intermediary may impose its own rules regarding investing in the Fund, including procedures for purchases, redemptions, and exchanges. Contact your Intermediary for information about the services available to you and for specific instructions on how to buy, sell and exchange shares. Certain Intermediaries may charge account fees. Information concerning any charges will be provided to you by your Intermediary. Some Intermediaries may be required to register as broker-dealers under state law.

The shares you purchase through your Intermediary may be held "of record" by that Intermediary. If you want to transfer the registration of shares beneficially owned by you, but held "of record" by your Intermediary, you should call your Intermediary to request this change.


INVESTMENT OBJECTIVE AND POLICIES

The Small Cap Value Fund seeks a high level of total return primarily through capital appreciation.

The Fund will invest at least 65% of its total assets in common stocks of corporations with small capitalization levels that the Advisor believes are undervalued and present the opportunity to increase shareholder value. The Fund will invest in common stocks that are traded on a national securities exchange or are actively traded in the over-the-counter market and that: (i) are below average price to earnings, price to book value, price to sales, price to cash below ratios and/or above average dividend yields; and (ii) are issued by companies that the Advisor believes are financially sound and showing improving fundamentals not yet reflected in the market. The Advisor's emphasis will be on a diversified portfolio of common stocks of companies with market capitalization of less than $[1.5] billion.

Any remaining assets of the Fund may be invested in: (i) warrants to purchase common stocks; (ii) debt securities convertible into common stocks rated in the highest four rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined by the Advisor to be of comparable quality at the time of purchase; (iii) preferred stock convertible into common stocks; and (iv) U.S. dollar denominated equity securities of foreign issuers (including sponsored American Depositary Receipts ("ADRs")). The Fund will invest in securities of foreign issuers only if (i) they are listed on national securities exchanges or actively traded in the over-the-counter market and (ii) they satisfy in substance the criteria for investing in smaller capitalization companies set forth above. The Fund will invest in options and futures for hedging purposes only.

Investments in small capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies of the market averages in general. Because the Fund invests primarily in common stocks of smaller capitalization companies, the Fund's shares may fluctuate significantly in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

The Fund will invest in equity securities only if they are listed on national securities exchanges or actively traded in the over-the-counter market. The Fund may invest in convertible securities whether or not they are listed on national securities exchanges.

The Fund will not invest more than 10% of its total assets in restricted securities. In addition, the Fund may invest up to 5% of its assets in restricted securities that the Advisor determines are liquid. The Fund will not invest more than 15% of its net assets in illiquid securities. The Fund may invest in variable and floating rate obligations and may purchase securities on a when-issued basis. The Fund may enter into futures contracts and options on futures for bona fide hedging purposes only. The Fund may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund.

In addition, the Fund may engage in securities lending. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment, but the amount paid directly or indirectly for a standby commitment held by the Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.

For temporary defensive purposes, when the Advisor determines that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments, U.S. dollars and foreign currencies, including multinational currency units. To the extent the Fund is investing for temporary defensive purposes, the Fund will not be pursuing its investment objective.

NRSROs provide ratings for certain instruments in which the Fund may invest. For example, convertible securities rated in the fourth highest category have an adequate capacity to pay principal, but may have speculative characteristics as well.

CERTAIN RISK FACTORS

The investment policies of the Fund entail certain risks and considerations of which an investor should be aware.

Equity Securities

Investments in equity securities are generally subject to market risks that may cause their prices to fluctuate over time. The values of convertible equity securities are also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of securities with longer maturities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by NRSROs in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Fixed income securities rated BBB by Standard & Poor's Ratings Service, a division of McGraw Hill Companies, Inc., or Baa by Moody's Investor Services, Inc. (the lowest ratings of investment grade bonds) are deemed by these rating services to have speculative characteristics.

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

Foreign Securities

The Fund may invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.

Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets. This may limit the Fund's ability to effectively hedge its investments in such markets.

INVESTMENT LIMITATIONS

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets.

2.     Purchase  securities  of any  issuer  (other  than  securities  issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; repurchase agreements involving such securities) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.

3. Make loans, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder.

The foregoing percentages apply at the time of purchase of a security. Additional Investment Limitations are set forth in the SAI.

THE ADVISOR

The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of ___% of the average daily net assets of the Fund. The Advisor may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Funds. The Advisor reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time.







ABN AMRO Asset Management (USA) Inc. was organized in March, 1991 under the laws of the State of Delaware. The Advisor manages assets for corporations, unions, governments, insurance companies and charitable organizations. As of December 31, 1997, total assets under management by the Advisor were approximately $5.8 billion.

The Advisor is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company.

Ed Bruere, Senior Vice President and Manager of Equity Investing of the Advisor, serves as lead portfolio manager for the Fund. Mr. Bruere has been associated with the Advisor and an affiliate of the Advisor for over 10 years.

Jac A. Cerney, Senior Vice President of the Advisor, serves as co-portfolio manager for the Fund. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990.

Prior Performance of a Private Account

The performance information below relates to an account managed by Mr. Edward Bruere, who currently co-manages the Fund. The account has an investment objective, policies, and restrictions [the same as] that of the Fund. [This account is the only account managed by Mr. Bruere that has a similar investment objective, policies and restrictions as that of the Fund.]

This account was not subject to certain investment limitations, requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these had been imposed, the account's performance would have been adversely affected. The account did not incur expenses that correspond to the advisory, administrative, and other fees to which the Fund is subject. If the account had incurred these expenses, the account's performance would have been lower.

You should not rely on the following performance information as an indication of future performance of the Fund. The performance reflected below does not represent the historical performance of the Fund. The performance information relates to a period of time before the effective date of the Fund's registration with the SEC as an open-end investment company.

The performance figures are average annual total return figures and assume reinvestment of net income and capital gain distributions. The account returns are calculated using the same methods for valuation of portfolio securities as the Fund uses.


                Period Ended                                                                Russell 2000
              December 31, 1997                             Account                          Value Index

1 Year                                                     [52.11]%                           [31.78]%

The Russell 2000 Value Index shows total return assuming the reinvestment of dividends but does not reflect the deduction of fees, expenses and taxes.
Source: __________________. The Russell 2000 Value Index is comprised of securities in the Russell 2000 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-earnings ratios.

The Funds may execute brokerage or other agency transactions through an affiliate of the Advisor for which the affiliate may receive compensation.

THE ADMINISTRATOR

First Data Investor Services Group, Inc. provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Fund.

THE TRANSFER AGENT

First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Transfer Agent and dividend disbursing agent for the Trust. Compensation for these services is paid under a transfer agency agreement with the Trust.

THE DISTRIBUTOR

First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 and the Trust are parties to a distribution agreement (the "Distribution Agreement").

It is possible that an institution may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes.

The Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

PERFORMANCE

From time to time, the Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year, and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of the Fund may also be quoted as a dollar amount, on an aggregate basis, or an actual basis.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

The portfolio turnover rate for the Fund [may exceed 100%]. A high turnover rate will result in higher transaction costs and may result in additional tax consequences for shareholders. The performance of Common Shares of the Fund normally will be higher than that of Investor Shares because of the additional distribution and shareholder services expenses charged to Investor Shares.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences on an investment in the Fund may differ from the Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to federal, state, and local income taxes. Additional information concerning taxes is set forth in the SAI.

Tax Status of the Fund

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Code. As long as the Fund qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is distributed to shareholders.

Tax Status of Distributions

The Fund will distribute all of its net investment income (including for this purpose, net short-term capital gain) to shareholders. Distributions from net investment income will be taxable to you as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually as capital gains distributions and will be treated as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long you have held shares and regardless of whether the distributions are received in cash or in additional shares. It is possible that the Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares, as gain from a sale or exchange of the shares. The Fund will notify you annually of the Federal income tax character of all distributions.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient capital gains distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

As a general rule, income dividends (not capital gain distributions) paid by the Fund, to the extent the dividend is derived from dividends received from domestic corporations, may, if certain conditions are met, qualify for the dividends received deduction for corporate shareholders. Distributions of net capital gains from the Fund do not qualify for the dividends received deduction.

Each exchange or redemption of Fund shares is a taxable event to you.

ADDITIONAL INFORMATION ABOUT DOING BUSINESS WITH US

Minimum Investment

The minimum initial investment is $2,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $100. Employees of ABN AMRO North America, Inc. or its affiliates who have arranged to purchase shares through the AIP may open an account with no minimum initial purchase amount. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term movements. Consequently, the Trust reserves the right to reject a purchase order for Common Shares when the Trust or the Transfer Agent determines that it is not in the best interest of the Trust or its shareholders to accept such order. Your Intermediary may impose its own minimum initial and subsequent investment requirements. If you purchased shares through an Intermediary, you should contact your Intermediary for information about any such requirements.

Maintaining a Minimum Account Balance

Due to the relatively high cost of handling small investments, the Fund reserves the right to redeem your shares, at net asset value if, because of redemptions of shares by or on your behalf, your account in the Fund has a value of less than $2,000, the minimum initial purchase amount. Accordingly, if you purchase shares of the Fund in only the minimum investment amount you may be subject to such involuntary redemption if you thereafter redeem any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to you, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount that will increase the value of the account to at least $2,000. See "Purchase and Redemption of Shares" in the SAI for examples of when your right of redemption may be suspended.

Your Intermediary also may have requirements for maintaining a minimum account balance. If you purchased shares through an Intermediary you should contact your Intermediary for information about any such requirements.

Net Asset Value

The purchase price of a share of the Fund is the net asset value per share next computed after the order is received and accepted in good order by the Trust. The selling price of a share of the Fund is the net asset value per share next determined after receipt of the request for redemption in good order. The net asset value of the Fund is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each Business Day.

How the Net Asset Value is Determined

The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The Fund values its portfolio securities at the last quoted sales price for such securities, or, if there is no such reported sales price on the valuation date, at the most recent quoted bid price. The Fund may use pricing services to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, call features, ratings, and developments related to a specific security.

GENERAL INFORMATION

The Trust

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992, and amended September 28, 1992 and October 20, 1992. The Declaration of Trust permits the Trust to offer shares of separate funds and different classes of each fund. The Trust consists of the following funds: Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Limited Volatility Fixed Income Fund, Latin America Equity Fund, Real Estate Fund, Value Fund, Growth Fund, Small Cap Growth Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Balanced Fund and Small Cap Value Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund, and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds. As of December 31, 1997, the Limited Volatility Fixed Income Fund and TransEurope Fund had not commenced operations. Generally, each Fund offers two classes of shares: Common Shares and Investor Shares. Each class has its own expense structure and other characteristics. Investor Shares of the Fund are offered through a separate prospectus. The Latin America Equity Fund is not available for purchase in Common Shares.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and other services to the Trust.

Variable and Floating Rate Instruments Voting Rights

     Each share held entitles the shareholder of record to one vote. Shareholders of the Fund or class will vote separately on matters relating solely to the Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings but such meetings will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting

The Trust  issues  unaudited  financial  information  semi-annually  and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

Shareholder Inquiries

Shareholder inquiries should be directed to the Administrator, 4400 Computer Drive, Westborough, Massachusetts, 01581, at 1-800-443-4725.

Dividends

Substantially all of the net investment income (not including net capital gains) of the Fund is distributed on a monthly basis. Shareholders who own shares at the close of business on the record date will be entitled to receive the distribution. Currently, net capital gains of the Fund, if any, will be distributed at least annually.

Shareholders automatically receive all dividends and distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution.

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and Auditors
Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as independent auditors of the Trust.

Custodian
The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017 acts as global Custodian of the Trust. The Custodian holds cash securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain of the permitted investments and risk factors for the Fund:

     American Depositary Receipts, Continental Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")

The Fund may invest in depositary receipts and other similar instruments, such as ADRs, CDRs, EDRs and GDRs. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptances

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Certificates of Deposit

Certificates of deposit are interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid.

Commercial Paper

Commercial  paper is a term used to  describe  unsecured  short-term  promissory
notes  issued  by  banks,  municipalities,   corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Equity Securities

Equity securities are common stocks and common stock equivalents consisting of securities convertible into common stocks and securities having common stock characteristics (i.e., rights and warrants to purchase common stocks, sponsored and unsponsored ADRs, REITs, and equity securities of closed-end investment companies). Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will not affect the Fund's net asset value.

Fixed Income Securities

Fixed  income   securities  are  debt   obligations   issued  by   corporations,
municipalities and other borrowers.

Forward Foreign Currency Contracts

A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

Futures   Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, the Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Eurodollar futures are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

No price is paid upon entering into futures contracts. Instead, the Fund is required to deposit an amount of cash or liquid assets known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid assets, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within 7 days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

Investment Company Securities

The Fund's purchase of investment company securities will result in the layering of expenses. The Fund is prohibited from acquiring the securities of other investment companies, if, as a result of such acquisition, the Fund owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired company having an aggregate value of 5% of the value of the total assets of the Fund, or (3) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

Money Market Instruments

Money Market Instruments include certificates of deposit, commercial paper, bankers' acceptances, Treasury bills, time deposits, repurchase agreements and shares of money market funds.

Options

A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid assets in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices must be covered. When the Fund writes an option on an index, it will establish a segregated account containing cash or liquid assets with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund receives a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Fund may choose to terminate an option position by entering into a closing transaction. The ability of the Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Repurchase Agreements

Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restricted Securities

     Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

Rights

Rights are instruments giving shareholders the right to purchase shares of newly issued common stock below the public offering price before they are offered to the public.

Securities Lending

In order to generate  additional  income,  the Fund may lend the  securities  in which it is invested pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, or securities of the U.S. Government or its agencies equal at all times to 100% of the market value plus accrued interest of the loaned securities. Collateral is marked to market daily. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

Securities of Foreign Issuers

Foreign securities may be U.S. dollar denominated or non-U.S. dollar denominated obligations or securities of foreign issuers, including obligations of foreign branches of U.S. banks and of foreign banks, including European time deposits, Canadian time deposits, Yankee certificates of deposit, depositary receipts, and investments in Canadian commercial paper, foreign securities, and Europaper.

Standby Commitments and Puts

Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium has the effect of reducing the yield otherwise payable on the underlying security.

Time Deposits

Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits with a withdrawal penalty are considered to be illiquid.

U.S. Government Agency Obligations

Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association) securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Treasury Obligations

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as "Separately Traded Registered Interest and Principal Securities" ("STRIPS"), that are transferable through the Federal book-entry system.

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve conditional or unconditional demand features. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Warrants

Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price usually higher than the market price at the time of issuance during a specified period.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with cash or liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate. When investing in when-issued securities, the Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.







The information in this SAI is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




                               Rembrandt Funds(R)
                               Investment Advisor:
                      ABN AMRO Asset Management (USA) Inc.

This SAI ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Small Cap Value Fund (the "Fund") of Rembrandt Funds(R) (the "Trust") and should be read in conjunction with the appropriate prospectus. The Trust has two prospectuses dated _______, 1998 relating to the Fund. One prospectus relates to Common Shares of the Fund and the other relates to Investor Shares of the Fund. Prospectuses may be obtained by writing to the Distributor, First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, or by calling 1-800-443-4725.

                                TABLE OF CONTENTS


THE TRUST                                                                                      2
         ------------------------------------------------------------------------------------
DESCRIPTION OF PERMITTED INVESTMENTS                                                           2
                                    ---------------------------------------------------------
INVESTMENT LIMITATIONS                                                                       10
                      -----------------------------------------------------------------------
NON-FUNDAMENTAL POLICY                                                                       11
                      -----------------------------------------------------------------------
THE ADVISOR                                                                                  11
           ----------------------------------------------------------------------------------
THE ADMINISTRATOR                                                                            12
                 ----------------------------------------------------------------------------
DISTRIBUTION AND SHAREHOLDER SERVICING                                                       12
                                      -------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST                                                           14
                                  -----------------------------------------------------------
COMPUTATION OF YIELD                                                                         16
                    -------------------------------------------------------------------------
CALCULATION OF TOTAL RETURN                                                                  16
                           ------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES                                                            17
                                 ------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE                                                             18
                                -------------------------------------------------------------
TAXES                                                                                        18
     ----------------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS                                                                       20
                      -----------------------------------------------------------------------
TRADING PRACTICES AND BROKERAGE                                                              20
                               --------------------------------------------------------------
DESCRIPTION OF SHARES                                                                        22
                     ------------------------------------------------------------------------
SHAREHOLDER LIABILITY                                                                        22
                     ------------------------------------------------------------------------
LIMITATION OF TRUSTEES' LIABILITY                                                            23
                                 ------------------------------------------------------------
FINANCIAL STATEMENTS                                                                         23
                    -------------------------------------------------------------------------





___, 1998














THE TRUST

Rembrandt Funds is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares of each fund. This SAI relates solely to the Small Cap Value Fund. The Fund has two authorized classes of shares, Common Shares and the Investor Shares, which provide for variations in distribution costs and other expenses. Except for these differences between Common Shares and Investor Shares, each share of the Fund represents an equal proportionate interest in the Fund. As of the date of this SAI, investors may purchase only the Common Shares of the Fund. See "Description of Shares."

DESCRIPTION OF PERMITTED INVESTMENTS

Euro-Denominated Securities

On January 1, 1999, the European Monetary Union ("EMU") plans to implement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain.

Beginning January 1, 1999, financial transactions and market information including share quotations and company accounts, in participating countries will be in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank ("ECB").

Although it is not possible to predict the impact of the Euro on the Fund, the transition may change the economic environment and behavior of investors, particularly in European markets. In addition, investors may begin to view those countries participating in the EMU as a single entity. The Advisor may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences as a result of currency conversions to the Euro. Until the Euro develops its reputation and the ECB gains experience in managing monetary policy, it will be difficult to predict the strengths and weaknesses of the Euro.

Foreign Securities

Foreign securities may be U.S. dollar denominated or non-U.S. dollar denominated obligations or securities of foreign issuers, including obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. In addition, the Fund may invest in American Depositary Receipts ("ADRs"). Foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and multinational currency units) and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

Investment Company Shares

Investments in shares of open-end funds and closed-end funds, as described in the prospectus, may result in the layering of expenses. Since such funds pay management fees and other expenses, shareholders of the Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Under applicable regulations, the Fund is generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."







The Trust has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the Fund to invest in shares of the money market funds of the Trust (the "Money Market Funds"). Pursuant to this order, the Fund is permitted to invest in shares of the Money Market Funds provided that the Advisor and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

It is the position of the staff of the SEC that certain non-governmental issuers of CMOs and REMICs constitute investment companies pursuant to the Investment Company Act of 1940, as amended ("1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

Options

Put and call options may be used by the Fund from time to time as the Advisor deems to be appropriate except as limited by the Fund's investment restrictions, but will not be used for speculative purposes. Among the strategies the Advisor may use are: protective puts on stocks owned by the Fund, buying calls on stocks the Fund is attempting to buy and writing covered calls on stocks the Fund owns.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction" -- the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may buy protective put options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of buying the protective put is that if the price of the stock falls during the option period, the Fund may exercise the put and receive the higher exercise price for the stock. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

The Fund may buy call options from time to time as the Advisor determines is appropriate in seeking the Fund's investment objective. The Fund may elect to buy calls on stocks that the Fund is trying to buy. The advantage of the Fund buying the fiduciary call is that if the price of the stock rises during the option period, the Fund may exercise the call and buy the stock for the lower exercise price. If the security falls in value, the Fund will have paid a premium for the call (which will expire worthless) but will be able to buy the stock at a lower price.

The Fund may write covered call options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of writing covered call options is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the under lying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

There are risks  associated with option  transactions,  including the following:
(i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be imperfect correlation between the movement in prices of securities held by the Fund; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the under lying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditors and required to return the underlying securities to the seller's estate.

Restricted Securities

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1993 Act") absent an exemption from registration. Up to 10% of the Fund's assets may consist of restricted securities that are illiquid and the Advisor may invest up to an additional 5% of the total assets of the Fund in restricted securities, provided it determines that at the time of investment such securities are not illiquid (generally, an illiquid security cannot be disposed of within 7 days in the ordinary course of business at its full value), based on guidelines and procedures developed and established by the Board of Trustees of the Trust. The Board of Trustees will periodically review such procedures and guidelines and will monitor the Advisor's implementation of such procedures and guidelines. Under these procedures and guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Advisor intends to rely upon the exemption from registration provided by Rule 144A under the 1933 Act.

Securities Lending

Securities loaned by the Fund pursuant to an agreement which requires collateral to secure the loan will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets (including the value of the collateral) taken at fair market value. The Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

Short Sales

Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Fund may sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

The Fund may also maintain short positions in forward currency exchange transactions, which involve the Fund's agreeing to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. To ensure that any short position of the Fund is not used to achieve leverage, the Fund establishes with its custodian a segregated account consisting of cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained.

Standby Commitments, or Puts

The Advisor has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund will limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put, but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued which are held by the Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

When-Issued Securities

The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and the purchaser accrues no interest on the security during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Fund will segregate cash or liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments. Consequently, the Fund will not use such purchases for leveraging.

INVESTMENT LIMITATIONS

The Fund has adopted certain investment limitations which, in addition to those limitations in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of shares of the Fund.

2. Purchase or sell real estate or physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

3. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

4. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

5. Borrow money, except that the Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

6.       Purchase  securities  of any issuer  (other than  securities  issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and repurchase agreements involving such securities) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.

The foregoing percentages (except for the limitation on illiquid securities below) will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

NON-FUNDAMENTAL POLICY

The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

THE ADVISOR

The Trust and ABN AMRO Asset Management (USA) Inc. (formerly LaSalle Street Capital Management, Ltd.), 208 South LaSalle Street, Chicago, Illinois 60604 (the "Advisor"), have entered into an advisory agreement (the "Advisory
Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and First Data Investor Services Group (the "Administrator"), a wholly-owned subsidiary of First Data Corporation, have entered into an administration agreement (the "Administration Agreement") dated March 2, 1998. Under the Administration Agreement, the Administrator is entitled to receive a fee at an annual rate of .15% of the average daily net assets of the Funds. Under the Administration Agreement, the Trust may withhold a portion of this fee in the event that the Administrator fails to perform its duties according to the performance standards as set forth in the Agreement. Under the Agreement, the Trust agreed to pay the Administrator $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if the Trust terminates the Agreement in the second year.

The Administrator, a Massachusetts corporation has its principal business offices at 4400 Computer Drive, Westborough, Massachusetts 01581. First Data Corporation and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

Prior to March 2, 1998, SEI Fund Resources ("SEI") served as the Trust's administrator. SEI, a Delaware business trust, has its principal offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI.

DISTRIBUTION AND SHAREHOLDER SERVICING

First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 (the "Distributor"), a wholly-owned subsidiary of First Data Corporation, and the Trust are parties to a distribution agreement (the "Distribution
Agreement") dated February 26, 1998. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to the Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor.

Rule 12b-1 Plan

The Trust has adopted a distribution plan for the Investor Shares of the Fund (the "Investor Shares Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distributor Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distribution, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under the Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Investor Shares Plan may be terminated with respect to the Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of the Fund. The Distribution Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to the Fund requires the approval of the Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

Pursuant to the Distribution Agreement and the Distribution Plan, Investor Shares are subject to an ongoing distribution fee calculated on the Fund's aggregate average daily net assets attributable to its Investor Shares.

The Distribution Plan provides for payments to the Distributor at an annual rate of .25% of the Investor Shares average daily net assets. The Distribution Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The distribution-related services that may be provided under the Distribution Plan include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution, and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

Except to the extent that the Administrator or Advisor benefited through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no "interested person" of the Trust nor any Trustee of the Trust who is not an "interested person" of the Trust had a direct or indirect financial interest in the operation of the Investor Shares Plan or related agreements.

Prior to February 28, 1998, Rembrandt Financial Services Company ("RFS) served as the Trust's distributor. RFS has its principal offices at Oaks, Pennsylvania 19456. RFS is a wholly-owned subsidiary of SEI Financial Services Company.

Shareholder Servicing Plan

The Trust has adopted a shareholder  servicing  plan for the Investor  Shares of the Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

Transfer Agent

The Trust and First Data Investor Services Group (the "Transfer Agent"), a wholly-owned subsidiary of First Data Corporation, have entered into a transfer agency agreement (the "Transfer Agency Agreement") dated May 11, 1998. Under the Transfer Agency Agreement, the Transfer Agent fails to meet certain performance standards set forth in the Agreement. Under the Agreement, the Trust agreed to pay the Transfer Agent $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if it terminates the Agreement during the second year.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

ARNOLD F. BROOKSTONE (4/8/30) -- Trustee and Chairman -- 950 N. Michigan Avenue, Chicago, Illinois 60611. Retired. Executive Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation, 1991-1995. Senior Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation since 1981. Prior thereto, Mr. Brookstone held various other executive positions with Stone Container Corporation since 1973.

WILLIAM T. SIMPSON (7/26/27) -- Trustee -- 1318 Navajo Court, Louisville, Kentucky. Consultant, PNC Bank of Kentucky (formerly Citizens Fidelity Bank and Trust company) (a state chartered bank) since 1992. Senior Vice President, PNC Bank of Kentucky 1973-1992.

ROBERT FEITLER (11/19/30) -- Trustee -- 179 East Lake Shore Drive, #16E, Chicago, Illinois 60601. Chairman of Executive Committee, Board of Directors, Weyco Group, Inc., since 1996. President and Director, Weyco Group, Inc., 1968-1996.

     JOHN A. WING* (11/9/35) -- Trustee, President and Chief Executive Officer -- 208 South LaSalle Street, Chicago, Illinois 60604. Chief Executive Officer, ABN AMRO Chicago Corp. since January 1, 1997. Prior thereto, Chief Executive Officer, Chicago Corporation since 1981.

TIMOTHY J. LEACH (  )-- President and Chief Executive Officer

RICHARD A. FRODSHAM (  ) -- Executive Vice President

CHARLES KLIMKOWSKI (  ) -- Vice President

MARTHA CLEMONS (  ) -- Vice President and Secretary

MICHAEL T. CASTINO (  ) -- Vice President

KATHRYN L. MARTIN (  ) -- Vice President

LAURIE LYNCH (  ) -- Vice President

ANN WEIS (  ) -- Vice President

JULIE A. TEDESCO (40) -- Vice  President and  Assistant  Secretary -- First
Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109. Since May 1994, Counsel to Investor Services Group. From July 1992 to May 1994, Assistant Vice President and Counsel of The Boston Company Advisors, Inc.

THERESE M. HOGAN (35) -- Vice President and Assistant Secretary -- First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109. Since June 1994, Manager (State Regulation) of Investor Services Group. From October 1993 to June 1994, Senior Legal Assistant at Palmer & Dodge, Boston, Massachusetts. For more than eight years prior thereto, a paralegal at Robinson & Cole in Hartford, Connecticut.

     TERESA M. R. HAMLIN (34) -- Vice President and Assistant Secretary -- First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109. Since 1995, Counsel to Investor Services Group. Prior to that time, she was a paralegal manager with The Boston Company Advisors, Inc.

DIANA TARNOW (35) -- Vice President and Assistant Treasurer -- First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109. Since 1997, Vice President for Investor Services Group's Treasury Department. Prior to that time, she was Vice President of Financial Reporting and Tax. From 1989 to 1994, Ms. Tarnow served as Vice President of Financial Reporting and Tax with The Boston Company Advisors, Inc.

     JOHN J. BURKE, III (33) -- Vice President and Assistant Treasurer -- Since 1991, Vice President of Fund Accounting and Portfolio Valuation Group. Prior to 1991, Mr. Burke was a management associate with Fidelity Investments.

JYLANNE DUNNE (  )-- Vice President and Assistant Treasurer-- [WORK HISTORY].





     JOHN H. GRADY, JR. (6/1/61) -- Assistant Secretary -- 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995; Associate, Morgan, Lewis & Bockius LLP, 1993-1995; Associate, Ropes & Gray (law firm), 1988-1993.

     * Mr. Wing is a Trustee who may be deemed to be an "interested person" of the Trust as the term is defined in the 1940 Act. Mr. Wing is also an "affiliate" of the Trust's Advisor, as the term is defined in the 1940 Act.

The Trustees and officers of the Fund own, in the aggregate, less than 1% of the outstanding shares of the Fund. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

RICHARD W. GRANT (10/25/45) -- Assistant Secretary --
For the fiscal year ended December 31, 1997, the Trustees received the following compensation:

==============================  -------------------  -------------------  ------------------  ======================

                                                                                              Total Compensation
                                                                                              from Registrant and
                                                     Pension or                               Fund Complex Paid
                                Aggregate            Retirement                               to Directors
                                Compensation from    Benefits Accrued     Estimated Annual    for Fiscal Year
                                Registrant for       as Part of           Benefits Upon       Ended 1997
                                                                                              ----------
                                Fiscal Year Ended    Fund Expenses        Retirement
Name of Person                  1997
==============================  -------------------  -------------------  ------------------  ======================
Arnold F. Brookstone            $14,000              N/A                  N/A                 $14,000 for service
                                                                                              on one board

==============================  -------------------  -------------------  ------------------  ======================
Robert Feitler**                N/A                  N/A                  N/A                 N/A

==============================  -------------------  -------------------  ------------------  ======================
Robert A. Nesher*               $0                   N/A                  N/A                 $0 for service on
                                                                                              one board

------------------------------  -------------------  -------------------  ------------------  ======================
William T. Simpson              $14,000              N/A                  N/A                 $14,000 for service
                                                                                              on one board

------------------------------  -------------------  -------------------  ------------------  ======================
------------------------------  -------------------  -------------------  ------------------  ======================
John A. Wing**                  N/A                  N/A                  N/A                 N/A

------------------------------  -------------------  -------------------  ------------------  ======================


     * Mr. Nesher was a Trustee and was deemed to be an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Nesher tendered his resignation as Trustee on February 27, 1998. ** Messrs. Wing and Feitler did not serve as Trustees during 1997.

COMPUTATION OF YIELD

The Fund may advertise a 30-day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.

CALCULATION OF TOTAL RETURN

From time to time, the Fund may advertise total return. The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Advisor, the Administrator and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.







DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the total number of outstanding shares.

The securities of the Fund are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Although the methodology and procedures are identical, the net asset value per share of Common Shares and Investor Shares within the Fund may differ because of the distribution expenses charged to Investor Shares.

TAXES

The following is only a summary of certain income tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Sub- chapter M of the Code.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(b) diversify its holdings so that (i) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding  the  Distribution   Requirement  described  above,  which  only
requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short- term capital loss), the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the 4% federal excise tax.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

A dividends-received deduction is available to corporations that receive dividends from domestic corporations. Dividends paid by the Fund will be eligible for the dividends-received deduction for corporate shareholders to the extent they are derived from dividends from domestic corporations and to the extent that the respective security has been held for at least three months. Fund Shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction. Individual shareholders are not entitled to the dividends received deduction.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should verify their state and local tax liability with their tax advisors.

Foreign Taxes

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If the Fund meets the Distribution Requirement and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. If the Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Fund invests are treated primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of the professional capability of the brokers or dealers to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refer to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the Trust's separate funds and any other accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the Fund receiving the pricing service.

The Advisor may place a combined order for two or more accounts or separate funds engaged in the purchase or sale of the same security if, in their judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Advisor, which is a registered broker-dealer, for commissions in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealers' provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The broker-dealers who execute transactions on behalf of the Fund and who are affiliates of the Fund's Advisor are brokers in the ABN AMRO International brokerage network.

[The Fund expects that the portfolio turnover rate may exceed 100%.] A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable the Fund to receive favorable tax treatment.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Share holders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust, under certain circumstances, could be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process the date January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 1997, including notes thereto and the report of Ernst & Young LLP are herein incorporated by reference from the Trust's Annual Report. A copy of the 1997 Annual Report to Shareholders must accompany the delivery of this SAI.






                            PART C: OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

              (a) Financial Statements

                  Part A--Prospectus:  N/A
                  Part B--Statement of Additional Information:  N/A

              (b) Additional Exhibits

              Exhibit
              Number                        Description

     1 Agreement and Declaration of Trust and Amendment thereto as originally filed as Exhibit 1 to Registrant's initial Registration Statement on October 2,
1992 and incorporated by reference to Exhibit 1 Post-Effective Amendment No. 11, filed April 29, 1997.

     1(a)  Amendment  dated  October  20,  1992 to  Registrant's  Agreement  and
Declaration of Trust as originally filed as Exhibit 1(b) with  Registrant's Pre-
Effective Amendment No. 1 filed on December 3, 1992 and incorporated by reference to Exhibit 1(a) Post- Effective Amendment No. 11, filed April 29,
1997.

     2 Registrant's By-Laws as originally filed as Exhibit 2 with Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 2 Post-Effective Amendment No. 11, filed April 29, 1997.

     3 Not applicable.

     4 Not applicable.

     5 Investment  Advisory  Agreement with LaSalle  Street Capital  Management,
Ltd. as originally filed as Exhibit 5(b) with Registrant's  initial Registration
Statement  on  October  2,  1992 and  incorporated  by  reference  to  Exhibit 5
Post-Effective Amendment No. 11, filed April 29, 1997.

     5(a)  Investment  Sub-Advisory  Agreement  between  LaSalle  Street Capital
Management  Ltd., on behalf of the  Registrant,  and ABN AMRO-NSM  International
Funds  Management  B.V. as  originally  filed as Exhibit 5(c) with  Registrant's
Pre-Effective  Amendment  No. 1 and  incorporated  by  reference to Exhibit 5(a)
Post-Effective Amendment No. 11, filed April 29, 1997.

     6 Distribution  Agreement between  Registrant and First Data  Distributors,
Inc., to be filed by Amendment.

     7 Not applicable.

     8 Custodian Agreement as originally filed as Exhibit 8(a) with Registrant's
Pre- Effective  Amendment No. 1 and incorporated by reference to Exhibit 8 Post-
Effective Amendment No. 11, filed April 29, 1997.

     8(a)  Sub-Custodian  Agreement  between  CoreStates Bank, N.A. and Barclays
Bank PLC incorporated  herein by reference to Exhibit 8(a)(1) to  Post-Effective
Amendment No. 6 to  Registrant's  Registration  Statement on Form N-1A (File No.
33-52784),  filed with the  Securities  and Exchange  Commission  on January 13,
1995.

     8(b) Transfer  Agency and Registrar  Agreement  between the  Registrant and
First Data Investor Services Group, Inc., to be filed by Amendment.


     9 Administration  Agreement  between the Registrant and First Data Investor
Services Group, Inc., to be filed by Amendment.


     9(a) Shareholder  Service Plan and Agreement  between  Registrant and First
Data Distributors, Inc., to be filed by Amendment.


     10 Opinion and Consent of Counsel; to be filed by Amendment.

     11 Not applicable.

     12 Not applicable.

     13 Not applicable.

     14 Not applicable.

     15 Distribution Plan - Investor Class as originally filed as Exhibit 15 with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to
Exhibit 15 Post- Effective Amendment No. 11, filed April 29, 1997.

     16 Not applicable.

     18 Rule 18f-3  Plan as  originally  filed as  Exhibit 18 with  Registrant's
Post-  Effective  Amendment  No. 8 and  incorporated  by reference to Exhibit 18
Post- Effective Amendment No. 11, filed April 29, 1997.

     24 Powers of Attorney; filed herewith.

     27 Not applicable.







Item 25.      Persons Controlled by or under Common Control with Registrant

See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships.

Item 26.      Number of Holders of Securities

As of April ___, 1998

                                                                                                   Number of
Title of Class                                                                                   Record Holders

Units of beneficial interest, without par value -

COMMON SHARES
Value Fund                                                                                                8
Growth Fund                                                                                               8
Small Cap Fund                                                                                            5
International Equity Fund                                                                                 7
TransEurope Fund                                                                                          0
Asian Tigers Fund                                                                                         8
Fixed Income Fund                                                                                         7
Intermediate Government Fixed Income Fund                                                                 4
Tax-Exempt Fixed Income Fund                                                                              5
International Fixed Income Fund                                                                           6
Limited Volatility Fixed Income Fund                                                                      0
Money Market Fund                                                                                         0
Government Money Market Fund                                                                              5
Treasury Money Market Fund                                                                                5
Tax-Exempt Money Market Fund
Balanced Fund                                                                                             5
Latin America Equity Fund                                                                                11

INVESTOR SHARES
Value Fund                                                                                              221
Growth Fund                                                                                             374
Small Cap Fund                                                                                           93
International Equity Fund                                                                               255
TransEurope Fund                                                                                          0
Asian Tigers Fund                                                                                       152
Fixed Income Fund                                                                                        42
Intermediate Government Fixed Income Fund                                                                15
Tax-Exempt Fixed Income Fund                                                                             36
International Fixed Income Fund                                                                          37
Limited Volatility Fixed Income                                                                           1
Money Market Fund                                                                                        97
Government Money Market Fund                                                                             13
Treasury Money Market Fund                                                                                6
Tax Exempt Money Market Fund                                                                             34
Balanced Fund
                                                                                                        355

Item 27.      Indemnification

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

     Item  28.  Business  and  Other  Connections  of  Investment   Advisor  and
Investment Sub-Advisor

Name and Position                        Name of Other                               Connection with
with Investment Advisor                  Company                                     Other Company

Robert T. Brehm                          ABN AMRO Chicago Corporation                Executive Vice President,
Chairman                                                                             Director
                                         ABN AMRO Asset Management (USA) Inc.        President, Director
Richard A. Frodsham                      ABN AMRO Chicago Corporation                Senior Vice President
President
Chief Executive Officer
Director

John A. Wing                             ABN AMRO Chicago Corporation                Chairman, CEO
Vice Chairman                            Amerus Life                                 Director
                                         Chicago Board Options Exchange              Director

Perry L. Taylor, Jr.                     ABN AMRO Chicago Corporation                Executive Vice President &
Director, Secretary                                                                  Director
                                         Erikson Institute                           Trustee
Daniel J. Shannon                        Catholic Charities                          Board of Advisors,
Director                                                                             Board of Directors
                                         Notre Dame National Monogram Club           President
                                         Dental Benefit Services of Illinois         Vice Chairman
                                         Total Travel, Inc.                          Director
                                         BioSafe International                       Director








Name and Position                        Name of Other                               Connection with
with Investment Advisor                  Company                                     Other Company

Charles R. Klimkowski                    ABN AMRO Chicago Corporation                Senior Vice President
Director                                                                             Director
                                         Theregenics, Inc.                           Director

Charles H. Self III                      LaSalle National Bank                       Senior Vice President & Assistant
Director                                                                             Secretary
Senior Vice President                    Government Insurance Managers, Inc.         Director

Keith Dibble                             LaSalle National Bank                       Senior Vice President & Assistant
Senior Vice President                                                                Secretary

Thomas F. McGrath                        LaSalle National Bank                       Senior Vice President & Assistant
Senior Vice President                                                                Secretary
                                         ABN AMRO Chicago Corporation                Senior Vice President

John F. Bonetti                          LaSalle National Bank                       Senior Vice President & Assistant
Vice President                                                                       Secretary

Marc G. Borghans                         LaSalle National Bank                       Vice President & Assistant Secretary
Vice President

James J. Baudendistel                    None
Vice President

Gregory D. Boal                          LaSalle National Bank                       Vice President & Assistant Secretary
Vice President
A. Wade Buckles                          LaSalle National Bank                       First Vice President & Assistant
First Vice President                                                                 Secretary
                                         ABN AMRO Chicago Corporation                Senior Vice President

Jac A. Cerney                            LaSalle National Bank                       Vice President & Assistant Secretary
Senior Vice President

Martin L. Eisenberg                      ABN AMRO Bank N.V.                          Vice President
Vice President                           Netherlands Trading Society East, Inc.      Vice President
                                         Pine Tree Capital Holdings, Inc.            Vice President
                                         AMRO Securities, Inc.                       Vice President
                                         ABN AMRO North America Finance, Inc.        Vice President
                                         DBI Holdings, Inc.                          Vice President
                                         ABN AMRO North America, Inc.                Senior Vice President
                                         ABN AMRO Mortgage Corp.                     Vice President







Name and Position                        Name of Other                               Connection with
with Investment Advisor                  Company                                     Other Company

                                         ABN AMRO Resource Management, Inc.          Vice President
                                         Danic Asset Management Corp.                Vice President
                                         National Asset Management                   Vice President
                                         SFH, Inc.                                   Vice President
                                         ABN AMRO Acceptance Corp.                   Vice President
                                         ABN AMRO Asset Management (USA)  Inc.       Vice President
                                         ABN AMRO Credit Corp.                       Vice President
                                         ABN AMRO Investment Services, Inc.          Vice President
                                         LaSalle Management Company, Inc.            Vice President
                                         Cragin Financial Corp.                      Vice President
                                         Cragin Service Corp.                        Vice President
                                         Cumberland & Higgins, Inc.                  Vice President
                                         LaSalle Bank, F.S.B.                        Vice President
                                         Lease Plan Illinois, Inc.                   Vice President
                                         LaSalle Financial Services, Inc.            Tax Officer
                                         LaSalle Home Mortgage Corporation           Tax Officer
                                         LaSalle National Corporation                Vice President
                                         ABN AMRO Capital (USA) Inc.                 Vice President
                                         Lease Plan North America, Inc.              Vice President
                                         ABN AMRO Information Technology
                                             Services                                Vice President
                                         Company
                                         Lisle Corporation                           Vice President
                                         ABN AMRO Services Company, Inc.             Vice President
                                         LaSalle Bank                                Vice President
                                         LaSalle Bank NI                             Vice President
                                         LaSalle Northwest National Bank             Vice President
                                         LaSalle National Bancorp, Inc.              Vice President
                                         LaSalle Bank Illinois                       Vice President
                                         Amsterdam Pacific Corporation               Vice President
                                         LaSalle Trade Services Limited              Vice President
                                         Heigl Mortgage and Financial
                                              Corporation                            Vice President
                                         CNBC Bancorp, Inc.                          Vice President
                                         Columbia Financial Services, Inc.           Vice President
                                         Columbia National Bank of Chicago           Vice President
                                         CNBC Development Corporation                Vice President
                                         CNBC Investment Corporation                 Vice President
                                         CNBC Leasing Corporation                    Vice President
                                         Sky Mortgage Company                        Vice President
                                         Sky Finance Company                         Vice President
                                         CNB Property Corporation                    Vice President
                                         Union Realty Mortgage Co., Inc.             Vice President






Name and Position                        Name of Other                               Connection with
with Investment Advisor                  Company                                     Other Company

                                         Leonard Voila Corporation                   Vice President
                                         LaSalle National Bank                       Vice President
                                         Monroe Corporation of Delaware              Vice President
                                         LaSalle National Safe Deposit
                                             Corporation                             Vice President
                                         Rob-Wal Investment Co.                      Vice President
                                         ENB Realty Co., Inc.                        Vice President
                                         LaSalle Trade Services Corporation          Vice President
                                         LaSalle National Leasing Corporation        Vice President
                                         LaSalle Business Credit, Inc.               Vice President
                                         European American Bank                      Vice President
                                         Cityspire Realty Corp.                      Vice President
                                         EA Debt Corp.                               Vice President
                                         EA Land Corp.                               Vice President
                                         EAB Land Company, Inc.                      Vice President
                                         EAB Mortgage Company, Inc.                  Vice President
                                         EAB Realty Corp.                            Vice President
                                         EAB Realty of Florida, Inc.                 Vice President
                                         EAB Securities, Inc.                        Vice President
                                         Ashland Properties, Inc.                    Vice President
                                         Discount Brokers International, Inc.        Vice President
                                         Kany Long Island City Corp.                 Vice President
                                         Cragin Service Development Corp.            Vice President
                                         Wasco Funding Corp.                         Vice President
                                         Island Abodes Corp.                         Vice President
                                         Lyric Holdings, Inc.                        Vice President
                                         EAB Credit Corp.                            Vice President
                                         ORE Realty, Inc.                            Vice President
                                         Texas Holdings, Inc.                        Vice President
                                         Twelve Polo Realty Inc.                     Vice President
                                         Vail at North Salem Inc.                    Vice President
                                         32A Realty Inc.                             Vice President
                                         81 Lee Avenue Corp.                         Vice President
                                         169 East Flagler Corp.                      Vice President
                                         EAB Plaza, Inc.                             Vice President
                                         117 Seaman Realty, Inc.                     Vice President
                                         Garden City Marble Corp.                    Vice President
                                         Mamaroneck Point Realty, Inc.               Vice President
                                         East River 52 Corp.                         Vice President
                                         Huntington Bay Development Corp.            Vice President
                                         Plaza Homes Inc. (Metrofund)                Vice President
                                         Tower East 147 Inc.                         Vice President
                                         LSR Realty Inc.                             Vice President
                                         Beckman Hospitality Corp.                   Vice President






Name and Position                        Name of Other                               Connection with
with Investment Advisor                  Company                                     Other Company

                                         Atlantic Avenue Development Corp.           Vice President
                                         Bald Hills Park at Farmingville Inc.        Vice President
                                         Bennett 143 Corp.                           Vice President
                                         Birch Locust Valley Corp.                   Vice President
                                         Broadhollow 532 Melville Corporation        Vice President
                                         CK at Manorville Inc.                       Vice President
                                         Colony at Sayerville, Corp.                 Vice President
                                         Corners Estates at Hauppauge Inc.           Vice President
                                         Corona 114 Apartments Inc.                  Vice President
                                         Country Knolls at Manorville Inc.           Vice President
                                         Cove Townhouses at Southold Inc.            Vice President
                                         Crystal Domiciles Inc.                      Vice President
                                         Eastern Shores at Northampton Corp.         Vice President
                                         Edison Townhouse Corp.                      Vice President
                                         Forestwood at North Hills Inc.              Vice President
                                         Garden State Convention Center at           Vice President
                                         Somerest County, Inc.
                                         Half Acre on 347 at Nesoonset Inc.          Vice President
                                         Horse Race Lane at Nissequogue Inc.         Vice President
                                         Hunt Club at Middletown Inc.                Vice President
                                         Jericho 969 Turnpike Inc.                   Vice President
                                         Fairfield Avenue Corp.                      Vice President
                                         Amsterdam Development Corp.                 Vice President
                                         Brownstone Apts. Inc.                       Vice President
                                         Central Cedarhurst Corp.                    Vice President
                                         GSC Land Corp.                              Vice President
                                         East 91st Street Development Corp.          Vice President
                                         East 92nd Street Development Corp.          Vice President
                                         LLPA Corporation                            Vice President
                                         Lake and Pulaski at Greenlawn Inc.          Vice President
                                         Lake Front Land Corp.                       Vice President
                                         Lattingtown Mansion, Inc.                   Vice President
                                         Long Beach Breeze Corp.                     Vice President
                                         Lowell Acquisition Corp.                    Vice President
                                         Ludlow Development Corp.                    Vice President
                                         MPE at St. James Inc.                       Vice President
                                         Manor Homes at Aberdeen Corp.               Vice President
                                         Maspeth 56-25 58th Street Corp.             Vice President
                                         Metro Case Corp.                            Vice President
                                         Mills Pond Estates at St. James Inc.        Vice President
                                         Montauk Hospitality Corp.                   Vice President
                                         Montauk YC Corp.                            Vice President
                                         Moreland Hauppauge Corp.                    Vice President
                                         Nineteenth Street Development Corp.         Vice President






Name and Position                        Name of Other                               Connection with
with Investment Advisor                  Company                                     Other Company

                                         North Hills Links Corp.                     Vice President
                                         Old Country Road at Wyandanch Inc.          Vice President
                                         Omni General Realty Corp.                   Vice President
                                         Omni Realty Corp.                           Vice President
                                         Orchards at Mt. Sinai Inc. "(The)"          Vice President
                                         Parkway Plaza 1400 Corp.                    Vice President
                                         Plaza Boulevard Equities Corp.              Vice President
                                         Plaza Boulevard Properties Corp.            Vice President
                                         Plaza Uniondale Equities Corp.              Vice President
                                         Plaza Uniondale Properties Corp.            Vice President
                                         Remington Ronkonkoma Corp.                  Vice President
                                         Rendezvous Realty Corp.                     Vice President
                                         SE at Commack Inc.                          Vice President
                                         SE at Commack II Inc.                       Vice President
                                         SE at Commack III Inc.                      Vice President
                                         SE at Commack IV Inc.                       Vice President
                                         Scholar Estates at Commack Inc.             Vice President
                                         Seaman Shares at Inwood Corp.               Vice President
                                         Shoreham North Country Corp.                Vice President
                                         Showcase Estates at Dix Hills Inc.          Vice President
                                         Smith Island at Everett Corp.               Vice President
                                         Soho 350 Corp.                              Vice President
                                         Southampton Settlers Corporation            Vice President
                                         Southeast Ridgefield Land Corp.             Vice President
                                         Steinway 18-50 Astoria Corp.                Vice President
                                         Sterling DTVA Corp.                         Vice President
                                         TE at Dix Hills Inc.                        Vice President
                                         TE at Dix Hills II Inc.                     Vice President
                                         TE at Dix Hills III Inc.                    Vice President
                                         TO at Mt. Sinai Inc.                        Vice President
                                         Tara II at Hauppauge Inc.                   Vice President
                                         Thornwood Estates at Dix Hills Inc.         Vice President
                                         Vermilyea 119 Corp.                         Vice President
                                         Veterans 4320 Bohemia Corp.                 Vice President
                                         Village 185 Corp.                           Vice President
                                         W.M. Seaman at Inwood Corp.                 Vice President
                                         Welcome Center at Manorville Inc.           Vice President
                                         West End 700 Inc.                           Vice President
                                         Westminster Downs at Dix Hills, Inc.        Vice President
                                         Westwood Hills at Middletown, Inc.          Vice President
                                         Windsor 37th Corp.                          Vice President
                                         Z161 Corp.                                  Vice President
                                         Z174 Corp.                                  Vice President
                                         Ziegfeld Villas Corp.                       Vice President






Name and Position                        Name of Other                               Connection with
with Investment Advisor                  Company                                     Other Company

                                         41 East Sunrise Highway Corporation         Vice President
                                         55 Commerce, Inc. (Sold to EMI 1/20/92)     Vice President
                                         Seventh Street Development Corp.            Vice President
                                         Fourteenth Street Development Corp.         Vice President
                                         West 51st Street Development Corp.          Vice President
                                         West 73rd Street Development Corp.          Vice President
                                         Lemark Land in Setauket, Inc.               Vice President
                                         Ludlow Street Development Corp.             Vice President
                                         Milestone Square Corp.                      Vice President
                                         Oceanside 35-05 Hampton Road Inc.           Vice President
                                         Oceanside 35-39 Hampton Road Inc.           Vice President
                                         Sangeo 709 Merrick Road Corp.               Vice President
                                         Sherwood Plaza Corp.                        Vice President
                                         Syosset 240 Jericho, Inc.                   Vice President

Mark Karstrom                            LaSalle National Bank                       Vice President & Assistant Secretary
Vice President

Kathryn L. Martin                        ABN AMRO Asset Management (USA) Inc.        Compliance Officer
Vice President

Ronald C. Scheuer                        LaSalle National Bank                       Vice President & Assistant Secretary
Vice President

Roger R. Sullivan                        LaSalle National Bank                       Vice President & Assistant Secretary
Vice President

Karen Van Cleave                         LaSalle National Bank                       Vice President & Assistant Secretary
Vice President

Nancy A. Ellefson                        LaSalle National Bank                       Assistant Vice President & Assistant
Vice President                                                                       Secretary

Mark T. Morgan                           LaSalle National Bank                       Assistant Vice President & Assistant
Assistant Vice President                                                             Secretary
                                         ABN AMRO Chicago Corporation                Vice President

Phillip P. Mierzwa                       LaSalle National Bank                       Trust Officer & Assistant Secretary
Assistant Vice President

Susan M. Wiemeler                        None
Officer







Name and Position                        Name of Other                               Connection with
with Investment Advisor                  Company                                     Other Company

Christine R. Dragon                      LaSalle National Bank                       Employee
Officer

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Sub-Advisor is or has been, at any time during the last two fiscal years, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ABN AMRO-NSM International Funds Management B.V., a registered investment advisor, serves as the investment sub-advisor of the Latin America Equity Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund and International Fixed Income Fund.

Name and Position with           Name of Other                                                   Connection with
Investment Sub-Advisor           Company                                                         Other Company

Hendrik Stienstra                ABN AMRO Investment Management B.V.                             Director
Director                         ABN AMRO Beheer Beleggingsfondsen B.V.                          Director
                                 B.V. Hollandsche Belegging en Beheer Maatshchappij              Director
                                 ABN AMRO Bank N.V.                                              Senior Vice President
Diederik Wermolder               ABN AMRO Investment Management B.V.                             Director
Director                         ABN AMRO Beheer Beleggingsfondsen B.V.                          Director
                                 B.V. Hollandsche Belegging en Beheer Maatshchappij              Director
                                 ABN AMRO Luxembourg Investment Management S.A.                  Director
                                 ABN AMRO Funds Investment Advisory (Luxembourg) S.A.            Director
                                 ABN AMRO Interest Growth Fund Investment Advisory               Director
                                 (Luxembourg) S.A.
                                 ABN AMRO Valurente Investment Adviosry (Luxembourg) S.A.        Director
                                 ABN AMRO Bank N.V.
                                                                                                 Vice President
Wypke Postma                     ABN AMRO Investment Management B.V.                             Officer
Director                         ABN AMRO Beheer Beleggingsfondsen B.V.                          Officer
                                 B.V. Hollandsche Belegging en Beheer Maatschappij               Officer
                                 ABN AMRO Bank N.V.                                              Vice President
Mathilde De La Serviere          Banque NSM, Paris                                               Vice President
Director
Anne-Marie George                Banque NSM, Paris                                               Vice President
Director
Rogier Crijns                    ABN AMRO Bank N.V.                                              Vice President
Portfolio Manager
Jan-Wim Derks                    ABN AMRO Bank N.V.                                              Vice President
Portfolio Manager
Gijs Dooresteijn                 ABN AMRO Bank N.V.                                              Vice President
Portfolio Manager







Name and Position with           Name of Other                                                   Connection with
Investment Sub-Advisor           Company                                                         Other Company

Alex Ng                          ABN AMRO Asset Management (Asia) Ltd.                           Director
Portfolio Manager                P.T. ABN AMRO Manajemen Investasl                               Director
George Theodoridis               ABN AMRO Investment Management B.V.                             Officer
Officer                          ABN AMRO Beheer Beleggingsfondsen B.V.                          Officer
                                 B.V. Hollandsche Belegging en Beheer Maatshchappij              Officer
                                 ABN AMRO Bank N.V.                                              Vice President
Erik Eleveld                     ABN AMRO Bank N.V.                                              Assistant Vice President
Trader
John Vaartjes                    ABN AMRO Investment Management B.V.                             Officer
Compliance Officer               ABN AMRO Beheer Beleggingsfondsen B.V.                          Officer
                                 B.V. Hollandsche Belegging en Beheer Maatshchapij               Officer
                                 ABN AMRO Bank N.V.                                              Assistant Vice President

Item 29.      Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

FirstData   Distributors,   Inc.,  a  wholly-owned   subsidiary  of  First  Data
     Corporation, acts as distributor for Rembrandt Funds pursuant to a distribution agreement dated February 26, 1998. First Data Distributors, Inc. also acts as underwriter for [INSERT A].


[(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.]

     Position and Office Positions and Offices Name with Underwriter with Registrant







Item 30.      Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

              (a) With respect to Rules 31a-1(a);  31a-1(b)(1);  (2)(a) and (b);
(3); (6); (8); (12); and 31a- 1(d), the required books and records are maintained at the offices of Registrant's Custodian:

    [CoreStates Bank, N.A.                       [Morgan Stanley Trust Company
     Broad and Chestnut Streets                  One Pierrepont Plaza
     P.O. Box 7618                               Brooklyn, NY 11201]
     Philadelphia, PA  19101]

              (b)/(c) With respect to Rules  31a-1(a);  31a-1(b)(1),(4);  (2)(C)
and (D); (4); (5); (6); (8); (9); (10);  (11); and 31a-1(f),  the required books and records are maintained at the offices of Registrant's Administrator:

First Data Investor Services Group, Inc.First Data Investor Services Group, Inc.
One Exchange Place, 8th Floor           and First Data Distributors, Inc.
Boston, Massachusetts  02109            4400 Computer Drive
                                        Westborough, Massachusetts  02109

              (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor:

     ABN AMRO Asset Management (USA) Inc.   ABN AMRO-NSM International Funds
     208 South LaSalle Street               Management B.V.
     Chicago, IL 60604-1003                 Hoogoorddreef 66-68
                                            P.O. Box 283, 1000 E.A.
                                            Amsterdam, The Netherlands ZU100GST

Item 31. Management Services

              None

Item 32.      Undertakings

Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.








NOTICE

A copy of the Agreement and Declaration of Trust for Rembrandt Funds (formerly The LSNT Funds and The Passport Funds) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.








Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Commonwealth of Boston, State of Massachusetts, on the 16th day of April, 1998.


                               REMBRANDT FUNDS(R)

                                            By:        /s/ Timothy Leach
                                                      Timothy Leach, President




Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

               *                                              Trustee                            April 16, 1998
--------------------------------------------------------------
Arnold F. Brookstone

               *                                              Trustee                            April 16, 1998
--------------------------------------------------------------
William T. Simpson

               *                                              Trustee                            April 16, 1998
--------------------------------------------------------------
John A. Wing

                                                              Trustee                            April 16, 1998
Robert Feitler


*By:     /s/Julie A. Tedesco
         Julie A. Tedesco, Attorney-in-Fact









EXHIBIT INDEX


Name                                                                 Exhibit No.

Powers of Attorney                                                   24